RELATED PARTIES	12 Months Ended
Dec. 31, 2025
RELATED PARTIES
RELATED PARTIES

NOTE 24: — RELATED PARTIES

a.	Related parties consist of 10 directors (including the former CEO, whose employment terminated on January 31, 2026, and whose term on the Board ended on February 28, 2026, and who is also a shareholder) serving or served for a period of time during 2025 on the Company’s Board of Directors and 8 key officers (including the former CEO).
b.	Benefits to directors:

	Year ended December 31,
	2025	2024	2023

Compensation to directors not employed by the Company or on its behalf	$148	$75	$95
Share-based payments to directors not employed by the Company or on its behalf	358	158	58
	$506	$233	$153
Number of directors that received the above compensation by the Company	7	5	4

c.	Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	Year ended December 31,
	2025	2024	2023
Short-term employee benefits	$1,807	$1,595	$1,976
Share-based payments	1,130	1,066	1,953
Post-employment benefits	158	283	—
	$3,095	$2,944	$3,929
Number of key officers	8	7	7

d.	In December 2025, the Company announced that its former CEO would be terminating his employment with the Group as of January 31, 2026. As a result of termination of his employment, the Group agreed to pay him certain benefits in an aggregated amount of $362, in addition to all amounts due to him according to applicable law (such as severance pay). In connection with such termination, the Company recorded on its consolidated statement of financial position as of December 31, 2025, a current liability for cash payable in the amount of $331 as part of accrued expenses and other payables, and equity in the amount of $31. The Company recorded as general and administrative expenses in its consolidated statement of profit or loss and other comprehensive income (loss) for the year ended December 31, 2025, a labor related cost of $158 and share-based compensation of $204.